DEBT (Details Narrative)	1 Months Ended				12 Months Ended
	Aug. 31, 2021 USD ($)	Aug. 11, 2021 USD ($)	Jun. 21, 2021 USD ($)	May 28, 2021 USD ($)	Dec. 31, 2021 USD ($) integer $ / shares shares	Dec. 31, 2020 USD ($) integer shares
Description of trading days						the lowest trade price during the previous 20 trading days, or the volume weighted average price over the prior 15 trading days
Debt conversion, shares issued | shares					789,727	1,363,463
Debt conversion, converted instrument, amount					$ 1,383,332	$ 1,366,705
Debt conversion, converrted instrument, shares issued | shares					37,870
Common stock issued for cashless warrant exercise, shares | shares					43,167
Amortization to interest expense					$ 3,299,000
Proceeds from convertible notes payable					3,887,750	0
Proceeds from related party advances					223,394	0
Principal amount	$ 4,456,176	$ 4,456,176
Amortization of debt discount					$ 4,157,850	979,960
Original sale discount percentage	15.00%	15.00%
Warrant [Member]
Proceeds from related party advances				$ 150,000
Warrant [Member] | Maximum [Member]
Purchase shares of common stock | shares					20,189
Placement agent fee					$ 312,750
Additonal discount value of bridge notes					$ 252,000
Option [Member]
Proceeds from related party advances				$ 50,000
Interest rate, related party debt				5
Common Stock
Interest expense		$ 758,426
Principal amount		$ 690,000
Maturity date		February 11, 2022
Term of warrant					five-year
Purchase shares of common stock | shares					363,046
Initial exercise price per share | $ / shares					$ 14.175
Fair value of bridge loan					$ 1,846,000
Additional Paid In Capital
Proceeds from convertible notes payable			$ 100,000			$ 0
Represent the amount of reimbursement of management fees, monthly			$ 105,000
Conversion price, percentage					71.00%	71.00%
Percentage of Common Stock, Discount on Shares at the market price.			10.00%
Retained Earnings (Accumulated Deficit)
Amortization to interest expense						$ 979,959
Proceeds from convertible notes payable					$ 435,040	710,920
Amortization of debt discount					443,905	828,710
Convertible notes payable					$ 498,800	$ 831,140
Interest rate					8.00%	8.00%
Debt instrument, convertible, threshold trading day | integer					15	15
Debt discount						$ 409,650